Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
SIM cards, handsets and other terminals	¥ 6,939	¥ 8,357
Other consumables	1,918	1,865
Inventories	¥ 8,857	¥ 10,222